Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock-Based Compensation Expense Recognized
The table below shows stock-based compensation expense recognized from both the 2008 Plan and 2016 Plan in the statements of operations for the years ended December 31:

	2021	2020
Cost of revenues	$693	$27
Research and development	233	7
Sales, general and administrative	1,547	48

	$2,473	$82

Summary of Weighted-Average Assumptions for Options Granted
The weighted-average assumptions for options granted to calculate the grant date fair value of grants issued under the 2008 Plan were as follows for the years ended December 31:

	2021	2020
Dividend yield	—	—
Expected volatility	52.18%	50.27%
Expected term (in years)	5.01	5.75
Risk-free rate	1.19%	0.14%
The weighted-average assumptions for options granted to calculate the grant date fair value of grants issued under the 2016 Plan were as follows for the year ended December 31, 2021:

2021
Dividend yield	—
Expected volatility	51.75%
Expected term (in years)	5.92
Risk-free rate	1.07%

2008 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option Activity	A summary of option activity under the 2008 Plan for the years ended December 31, 2021 and 2020 and is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2020	1,927,978	8,558,849	$0.48	3.82	$11,137
Options granted	(1,393,713)	1,393,713	1.73	—	—
Options exercised	—	(3,000)	0.03	—	1
Options expired	1,475,713	(1,475,713)	0.10	—	—

Balance as of December 31, 2020	2,009,978	8,473,849	0.75	4.52	14,068

Options granted	(3,609,610)	3,609,610	2.43	—	—
Options exercised	—	(51,291)	0.28	—	28
Options expired	1,975,178	(1,975,178)	0.28	—	—

Balance as of December 31, 2021	375,546	10,056,990	$1.49	6.53	$10,995

Options vested and exercisable as of December 31, 2021		9,327,678	$1.46	6.35	$10,401

Options vested and expected to vest as of December 31, 2021		10,056,990	$1.49	6.53	$10,995

2016 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Option Activity
A summary of option activity under the 2016 Plan for the years ended December 31, 2021 and 2020 is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2020	1,124,473	6,000,484	$0.10	4.90	$2,104
Options granted	—	—	—	—	—
Options exercised	—	(72,795)	0.05	—	29
Options expired	196,544	(196,544)	0.35	—	—

Balance as of December 31, 2020	1,321,017	5,731,145	0.09	3.79	9,654

Shares Authorized	9,099,380	—	—	—	—
Options granted	(4,707,235)	4,707,235	1.77	—	—
Options exercised	—	(29,118)	0.05	—	54
Options expired	36,397	(36,397)	0.21	—	—

Balance as of December 31, 2021	5,749,559	10,372,865	$0.85	5.86	$16,208

Options vested and exercisable as of December 31, 2021		6,348,921	$0.28	3.56	$13,542

Options vested and expected to vest as of December 31, 2021		10,372,865	$0.85	5.86	$16,208

(1)	Number of shares and exercise price disclosed are restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination in Note 1.

2008 and 2016 Employee Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock-Based Compensation Expense Recognized
The table below shows stock-based compensation expense recognized for both the 2008 and 2016 Plans for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Cost of revenue	$125	$86	$357	$250
Research and development	6	7	20	11
Selling, general and administrative	646	230	1,746	441

Total stock-based compensation expense	$777	$323	$2,123	$702